Operating expenses - Bonus awards reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Bonus awarded	£ 370	£ 301	£ 206
Less: deferral of charge for amounts awarded for current year	(127)	(99)	(77)
Income statement charge for amounts awarded in current year	243	202	129
Add: current year charge for amounts deferred from prior years	94	80	114
Less: forfeiture of amounts deferred from prior years	(3)	(15)	(11)
Income statement charge for amounts deferred from prior years	91	65	103
Income statement charge for bonus awards	£ 334	£ 267	£ 232